Stock-Based Employee Compensation (Tables)	12 Months Ended
Feb. 28, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total compensation cost and income tax benefits recognized
Total compensation cost and income tax benefits recognized for our stock-based awards are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Total compensation cost recognized in our results of operations	$56.1	$54.0	$55.0
Total income tax benefit recognized in our results of operations	$18.5	$17.8	$18.7

Stock option activity
A summary of stock option activity, primarily under our Long-Term Stock Incentive Plan, is as follows:

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding as of March 1	9,541,393	$34.03	13,613,615	$25.46	15,314,074	$21.82
Granted	648,147	$157.01	838,996	$117.17	881,584	$79.86
Exercised	(1,948,236)	$25.79	(4,689,588)	$22.25	(2,527,458)	$22.02
Forfeited	(170,711)	$109.23	(220,433)	$71.75	(52,779)	$42.79
Expired	(338)	$31.92	(1,197)	$21.02	(1,806)	$19.55
Outstanding as of last day of February	8,070,255	$44.31	9,541,393	$34.03	13,613,615	$25.46
Exercisable	6,456,382	$26.66	7,348,309	$21.37	10,499,030	$19.45

Fair value of stock options vested, intrinsic value and tax benefit from stock options exercised
The fair value of stock options vested, and the intrinsic value of and tax benefit realized from the exercise of stock options, are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Fair value of stock options vested	$20.3	$20.1	$19.6
Intrinsic value of stock options exercised	$260.4	$514.9	$185.8
Tax benefit realized from stock options exercised	$106.0	$193.5	$62.2

Fair value of options, weighted average valuation assumptions
The weighted average grant-date fair value of stock options granted and the weighted average assumptions used to estimate the fair value on the date of grant using the Black-Scholes option-pricing model are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Grant-date fair value	$40.09	$31.14	$27.77
Expected life (1)	5.9 years	5.9 years	5.9 years
Expected volatility (2)	27.1%	28.5%	32.4%
Risk-free interest rate (3)	1.6%	1.6%	2.1%
Expected dividend yield (4)	1.0%	1.1%	0.0%

(1)	Based on historical experience of employees’ exercise behavior for similar type awards.

(2)	Based primarily on historical volatility levels of our Class A Common Stock.

(3)	Based on the implied yield currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected life.

(4)	Based on the calculated yield on our Class A Common Stock at date of grant using the current fiscal year projected annualized dividend distribution rate.

Restricted stock activity
A summary of restricted Class A Common Stock activity under our Long-Term Stock Incentive Plan is as follows:

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
	Number	Weighted Average Grant-Date Fair Value	Number	Weighted Average Grant-Date Fair Value	Number	Weighted Average Grant-Date Fair Value
Restricted Stock Awards
Outstanding balance as of March 1, Nonvested	4,984	$119.37	117,054	$25.15	408,744	$20.18
Granted	4,088	$166.34	4,984	$119.37	6,424	$87.13
Vested	(4,984)	$119.37	(116,810)	$25.16	(289,688)	$20.90
Forfeited	—	$—	(244)	$20.60	(8,426)	$20.43
Outstanding balance as of last day of February, Nonvested	4,088	$166.34	4,984	$119.37	117,054	$25.15

Restricted Stock Units
Outstanding balance as of March 1, Nonvested	917,009	$70.23	1,063,726	$51.16	1,104,580	$39.87
Granted	174,187	$156.74	230,742	$122.60	250,923	$80.72
Vested	(567,643)	$54.29	(269,903)	$44.48	(241,895)	$32.34
Forfeited	(67,854)	$108.56	(107,556)	$58.65	(49,882)	$41.05
Outstanding balance as of last day of February, Nonvested	455,699	$117.44	917,009	$70.23	1,063,726	$51.16

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
	Number	Weighted Average Grant-Date Fair Value	Number	Weighted Average Grant-Date Fair Value	Number	Weighted Average Grant-Date Fair Value
Performance Share Units
Outstanding balance as of March 1, Nonvested	501,261	$92.41	617,684	$58.21	798,600	$39.67
Granted	75,765	$190.33	155,671	$146.25	108,290	$99.64
Performance achievement (1)	105,330	$66.50	219,720	$38.47	268,260	$21.65
Vested	(359,370)	$60.50	(439,440)	$38.47	(536,520)	$21.65
Forfeited	(72,653)	$144.26	(52,374)	$75.42	(20,946)	$47.21
Outstanding balance as of last day of February, Nonvested	250,333	$141.91	501,261	$92.41	617,684	$58.21

(1)	Reflects the number of awards achieved above target levels based on actual performance measured at the end of the performance period.

The fair value of shares vested for our restricted Class A Common Stock awards is as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Restricted stock awards	$0.8	$13.7	$23.6
Restricted stock units	$89.4	$31.7	$19.7
Performance share units	$57.2	$51.5	$43.6

Fair value of performance stock units, weighted average valuation assumptions
The weighted average grant-date fair value of performance share units granted with a market condition and the weighted average assumptions used to estimate the fair value on the date of grant using the Monte Carlo Simulation model are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Grant-date fair value	$204.53	$153.64	$101.05
Grant-date price	$157.33	$117.08	$79.61
Performance period	2.8 years	3.0 years	3.0 years
Expected volatility (1)	20.6%	33.5%	38.2%
Risk-free interest rate (2)	1.0%	0.9%	0.8%
Expected dividend yield (3)	0.0%	0.0%	0.0%

(1)	Based primarily on historical volatility levels of our Class A Common Stock.

(2)	Based on the implied yield currently available on U.S. Treasury zero coupon issues with a remaining term equal to the performance period.

(3)	No expected dividend yield for the years ended February 28, 2017, and February 29, 2016, as units granted earn dividend equivalents.